SHARE-BASED COMPENSATION - Weighted-Average Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Range of expected volatility, Minimum	76.64%	75.69%	75.84%
Range of expected volatility, Maximum	78.51%	81.50%	81.63%
Range of risk free interest rate, Minimum	1.98%	0.72%	0.31%
Range of risk free interest rate, Maximum	2.71%	1.38%	1.77%
Weighted average expected option life (in years)	5 years 6 months 10 days	6 years 2 months 1 day	6 years 1 month 6 days
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average fair value of share options	$ 0.32	$ 1.0	$ 1.85